Income Taxes - Summary of Operating Loss Carryforwards (Detail) - Valuation Allowance of Deferred Tax Assets [Member] - USD ($) $ in Thousands		12 Months Ended
		Nov. 27, 2016	Nov. 29, 2015	Nov. 30, 2014
Valuation Allowance [Line Items]
Balance at Beginning of Period		$ 75,753	$ 89,814	$ 96,026
Changes in Related Gross Deferred Tax Asset	[1]	(5,027)	(14,061)	(6,212)
Release		(2,514)	0	0
Balance at End of Period		68,212	75,753	$ 89,814
Domestic Tax Authority [Member]
Valuation Allowance [Line Items]
Balance at Beginning of Period		3,500
Changes in Related Gross Deferred Tax Asset		(1,780)
Release		0
Balance at End of Period		1,720	3,500
Foreign Tax Authority [Member]
Valuation Allowance [Line Items]
Balance at Beginning of Period		72,253
Changes in Related Gross Deferred Tax Asset		(3,247)
Release		(2,514)
Balance at End of Period		$ 66,492	$ 72,253

[1]	The charges to the accounts are for the purposes for which the allowances were created.